REDEEMABLE NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2023
Redeemable Noncontrolling Interest, Equity, Redemption Value [Abstract]
Schedule of redeemable non-controlling interests

	Year ended December 31,
	2023	2022	2021

Balance, beginning of period	$8,080	$23,901	$8,647
Net loss attributable to redeemable non-controlling interest	(266)	(743)	(1,169)
Adjustment to redeemable non-controlling interest	2,649	(14,979)	16,689
Foreign currency translation	(34)	(99)	(266)
Balance, end of period	$10,429	$8,080	$23,901